Expenses by nature	12 Months Ended
Dec. 31, 2023
Depreciation and amortisation expense [abstract]
Expenses by nature
Note 6 - Expenses by nature
The following table illustrates the Group's expenses for major functions by nature:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Inventory costs	2,204,298	2,182,124	1,232,715
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	351,241	—	—
Advertising, selling, and promotion costs	387,701	296,879	313,165
Professional services and consultant costs	262,212	276,373	200,045
Employee benefit costs	248,401	203,345	109,782
Impairment of inventory	134,877	14,830	30,782
Depreciation and amortization expense	115,010	142,991	217,841
Warranties and costs associated with settling contract liabilities	90,931	131,486	63,457
Polestar Space investor remuneration costs	53,570	54,611	39,438
Maintenance and insurance service costs	21,844	15,901	22,117
Other costs	29,647	38,045	26,414
Total cost of sales, selling, general and administrative expense, and research and development expense	$3,899,732	$3,356,585	$2,255,756